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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:             December 31, 2007
                                                        ----------------------

Check here if Amendment          [ ];                   Amendment Number:_______

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Riverside Advisors, LLC
                  --------------------------------------------------------------
Address:               3280 Peachtree Road, NW  Suite 2670
                  --------------------------------------------------------------
                       Atlanta, Georgia  30305
                  --------------------------------------------------------------

Form 13F File Number: 28-10856
                      --------

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:                  Brian Simmons
                           -----------------------------------------------------
         Title:                 Chief Compliance Officer
                           -----------------------------------------------------
         Phone:                 (404)  949-3101
                           -----------------------------------------------------

Signature, Place, and Date of Signing:

       /S/BRIAN SIMMONS          ATLANTA, GEORGIA              1/11/07
    ----------------------    ----------------------    ----------------------
          [Signature]              [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

        NONE


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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 NONE
                                              ---------------------------------

Form 13F Information Table Entry Total:            45
                                              ---------------------------------

Form 13F Information Table Value Total:        $   251,236
                                               --------------------------------
                                                           (thousands)


List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        NONE




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                                                     FORM 13F INFORMATION TABLE


                                                                                                              Voting Authority
                                  Title of             Value     SHRs or           Put/  Investment   Other
Name of Issuer                      Class   CUSIP     (x$1000) PRN Amount  SH/PRN  Call  Discretion  Managers    Sole  Shared  None
--------------                      ----    -----     -------- ----------  ------  ----  ----------  --------    ----  ------  ----
Aflac Inc                            COM   2026361     8,449   134,900 SH          SOLE                         8,449
American Inter- national Group, Inc  COM   026874107   2,670    45,800 SH          SOLE                         2,670
ATWOOD OCEANICS INC.                 COM   2062440    10,796   107,700 SH          SOLE                        10,796
ANIXTER INTERNATIONAL INC            COM   035290105   4,851    77,900 SH          SOLE                         4,851
BE AEROSPACE INC                     COM   073302101     635    12,000 SH          SOLE                           635
BUCYRUS ITERNATIONAL                 COM   118759109   6,500    65,400 SH          SOLE                         6,500
BEAZER HOMES USA INC                 COM   07556Q105   3,919   527,500 SH          SOLE                         3,919
CLEVELAND-CLIFFS INC                 COM   2202707     6,846    67,915 SH          SOLE                         6,846
CHN GLOBAL N.V.                      COM   2534778     7,800   118,500 SH          SOLE                         7,800
CHINA SECURITY & SURVEILLANC         COM   16942J105     806    36,900 SH          SOLE                           806
CTC MEDIA INC                        COM   B142B27     5,318   176,100 SH          SOLE                         5,318
DR HORTON INC                        COM   2250687     4,962   376,800 SH          SOLE                         4,962
Diamond Offshore Drilling, Inc.      COM   25271C102  12,397    87,300 SH          SOLE                        12,397
ENSCO International Incorporated     COM   26874Q100   2,164    36,300 SH          SOLE                         2,164
EXCEL MARITIME CARRIERS LTD          COM   2255615     4,401   109,500 SH          SOLE                         4,401
FISERV INC                           COM   337738108   2,996    54,000 SH          SOLE                         2,996
CHART INDUSTRIES                     COM   16115Q308   1,159    37,500 SH          SOLE                         1,159
HELIX ENERGY SOLUTIONS GROUP         COM   42330P107   3,191    76,900 SH          SOLE                         3,191
HUMANA INC                           COM   2445063     5,957    79,100 SH          SOLE                         5,957
INTL BUSINESS MACHINES CORP          COM   459200101   5,600    51,800 SH          SOLE                         5,600
KB HOME                              COM   2485070     4,056   187,800 SH          SOLE                         4,056
LENNAR CORP-CL A                     COM   2511920     4,088   228,500 SH          SOLE                         4,088
Mobile Telesystems-sp                COM   607409109  11,065   108,700 SH          SOLE                        11,065
MDC HOLDINGS INC                     COM   2561204     4,586   123,500 SH          SOLE                         4,586
Morgan Stanley                       COM   617446448   5,922   111,500 SH          SOLE                         5,922
MERITAGE HOMES CORP                  COM   2601326     4,540   311,600 SH          SOLE                         4,540
NCR CORP                             COM   62886E108   1,529    60,900 SH          SOLE                         1,529
NOBLE CORP.                          COM   G65422100  10,364   183,400 SH          SOLE                        10,364
NII HOLDINGS INC                     COM   2090485     8,920   184,600 SH          SOLE                         8,920
Nokia Corp - Spon ADR                COM   2640891     7,056   183,800 SH          SOLE                         7,056
OWENS-ILLINOIS INC                   COM   690768403   3,856    77,900 SH          SOLE                         3,856
OIL SERVICE HOLDERS TRUST            COM   2735032        95       500 SH          SOLE                            95
ORACLE CORP                          COM   2661568     6,580   291,400 SH          SOLE                         6,580
PULTE HOMES INC                      COM   2708841     3,540   335,900 SH          SOLE                         3,540
ROWAN COMPANIES INC                  COM   779382100   3,070    77,800 SH          SOLE                         3,070
Reinsurance Group of America         COM   759351109   6,481   123,500 SH          SOLE                         6,481
TRANSOCEAN INC                       COM   B29LKF2    11,402    79,649 SH          SOLE                        11,402
ROCKWELL AUTOMATION INC              COM   773903109   2,931    42,500 SH          SOLE                         2,931
RYLAND GROUP INC                     COM   2761101     2,862   103,900 SH          SOLE                         2,862
SMITH INTERNATIONAL INC              COM   832110100   9,903   134,100 SH          SOLE                         9,903
Terex Corporation                    COM   2884224     4,924    75,100 SH          SOLE                         4,924
TOLL BROTHERS INC                    COM   2896092     4,495   224,100 SH          SOLE                         4,495
UnitedHealth Group Incorporated      COM   91324P102  16,354   281,000 SH          SOLE                        16,354
OPEN JT STK CO-VIMPEL COMMUN         COM   68370R109   2,637    63,400 SH          SOLE                         2,637
WellPoint Inc.                       COM   94973V107   8,562    97,600 SH          SOLE                         8,562

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